Disposal of Elite (Tables)	12 Months Ended
Jun. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of major classes of income from operations classified as discontinued operations
	For the Years Ended June 30,
	2021	2020	2019
Discontinued Operations:
Revenue	$-	$-	$20,115,554
Cost of revenues	-	-	(19,692,138)
Selling expenses	-	-	(1,501,110)
General and administrative expenses	-	-	(1,417,608)
Allowance for doubtful accounts and obsolescence stock	-	-	(6,721,854)
Other expenses, net	-	-	(140,264)
Income tax benefits	-	-	-
Net gain from discontinued operations	-	-	37,845,726
Net income (loss) from discontinued operations	$-	$-	$28,488,305